RESEARCH COLLABORATION AGREEMENT AND LICENSE AGREEMENT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research Collaboration Agreement And License Agreement Textual Abstract
Research and development, net	$ 998	$ 1,262	$ 3,494	$ 2,830	$ 4,148	$ 4,031	$ 2,939
License Agreement and Collaboration Agreement [Member]
Research Collaboration Agreement And License Agreement Textual Abstract
Research and development, net					$ 29	$ 74	$ 293